Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Intangible Assets

	Goodwill	Technology Know-how	Development costs	Trademarks	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2020	218,311	136,822	562,587	169,811	1,087,531
Addition	—	—	530,836	—	530,836

At December 31, 2020 and January 1, 2021	218,311	136,822	1,093,423	169,811	1,618,367
Addition	—	—	313,571	—	313,571
Transfer	—	414,704	(414,704)	—	—

At December 31, 2021	218,311	551,526	992,290	169,811	1,931,938

Accumulated amortization and impairment
At January 1, 2020	5,675	127,712	—	—	133,387
Amortization	—	1,012	—	—	1,012

At December 31, 2020 and January 1, 2021	5,675	128,724	—	—	134,399
Amortization	—	38,957	—	—	38,957

At December 31, 2021	5,675	167,681	—	—	173,356

Net carrying amount
At December 31, 2020	212,636	8,098	1,093,423	169,811	1,483,968

At December 31, 2021	212,636	383,845	992,290	169,811	1,758,582

US$’000	33,633	60,714	156,953	26,860	278,160

Summary of carrying amount of goodwill allocated	Carrying amount of goodwill allocated to the cash-generating unit:

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Yuchai	212,636	212,636	33,633